Debt - Senior Secured Notes (Details) € in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Apr. 30, 2015 EUR (€)	Apr. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt
Original Principal Amount		$ 8,437,105			$ 3,034,533
Senior Secured Notes
Debt
Original Principal Amount		4,887,485
Proceeds	$ 4,876,170
Minimum principal balance of intercompany loans securing the debt		$ 10,000
Redemption price (as a percent)		100.00%
Price for redemption required upon certain events (as a percent)		101.00%
6.250% Senior Secured Notes due 2022
Debt
Stated interest rate (as a percent)		6.25%	6.25%	6.25%
Original Principal Amount		$ 1,500,000		$ 1,500,000
Proceeds	1,500,000
Effective Interest Rate (as a percent)			6.52%	6.52%
6.500% Senior Secured Notes due 2025
Debt
Stated interest rate (as a percent)		6.50%	6.50%	6.50%
Original Principal Amount		$ 1,100,000		$ 1,100,000
Proceeds	1,100,000
Effective Interest Rate (as a percent)			6.71%	6.71%
4.750% Senior Secured Notes due 2023
Debt
Stated interest rate (as a percent)		4.75%	4.75%	4.75%
Original Principal Amount		$ 925,395	€ 850,000
Proceeds	919,190
Effective Interest Rate (as a percent)			4.98%	4.98%
4.125% Senior Secured Notes due 2020
Debt
Stated interest rate (as a percent)		4.125%	4.125%	4.125%
Original Principal Amount		$ 762,090	€ 700,000
Proceeds	756,980
Effective Interest Rate (as a percent)			4.47%	4.47%
5.625% Senior Secured Notes due 2020
Debt
Stated interest rate (as a percent)		5.625%	5.625%	5.625%
Original Principal Amount		$ 600,000		$ 600,000
Proceeds	$ 600,000
Effective Interest Rate (as a percent)			5.98%	5.98%